Leases - Maturities of lease liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Maturities of lease liabilities
Within one year	¥ 751,953		¥ 729,220
Within a period of more than one year but not more than two years	515,323		550,722
Within a period of more than two years but not more than three years	311,367		417,893
Within a period of more than three years but not more than four years	229,563		295,985
Within a period of more than four years but not more than five years	153,819		228,292
More than five years	423,949		574,924
Total lease commitment	2,385,974		2,797,036
Less: Imputed interest	(223,810)		(324,396)
Total operating lease liabilities	2,162,164		2,472,640
Less: Current operating lease liabilities	(670,678)		(665,481)
Long-term operating lease liabilities	¥ 1,491,486	$ 204,333	¥ 1,807,159